Summary of Significant Accounting Policies - Schedule of Forth Types of Revenue for Periods (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 1,241,621	$ 177,549	¥ 1,363,384	¥ 1,464,871
Live streaming - consumable virtual items revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	1,187,033	169,743	1,317,601	1,420,258
Live streaming - time based virtual item revenue [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	16,951	2,424	24,935	25,004
Technical services and others [Member]
Schedule of Forth Types of our Revenue [Line Items]
Total revenue	¥ 37,637	$ 5,382	¥ 20,848	¥ 19,609